Financial Instruments (Schedule of Exposure to Linkage and Foreign Currency Risk in Respect of Derivatives) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Instruments not accounted for as hedging:
Fair value	$ 3,200	$ 2,000
Forward [Member]
Instruments not accounted for as hedging:
Currency/linkage receivable		NIS
Currency/linkage payable		USD
Amount receivable | ₪				₪ 4,000,000
Amount payable		$ (1,039,000)
Date of expiration		Jan-March 2016
Fair value		$ 2,000
Buy put options [Member]
Instruments not accounted for as hedging:
Currency/linkage receivable	NIS
Currency/linkage payable	USD
Amount receivable | ₪			₪ 1,500,000
Amount payable	$ 435,000
Date of expiration	Jan-March 2018
Fair value	$ 3,600
Sell call options [Member]
Instruments not accounted for as hedging:
Currency/linkage receivable	NIS
Currency/linkage payable	USD
Amount receivable | ₪			₪ 1,500,000
Amount payable	$ 414,000
Date of expiration	Jan-March 2018
Fair value	$ (400)